Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets
Reconciliation of goodwill

	2020 $m	2019 $m
Carrying value at 1 Jan	969	2,365
Removal of discontinued UK and Europe operations	—	(1,731)
Additions in the year	—	299
Exchange differences	(8)	36
Carrying value at 31 Dec	961	969

Schedule of deferred acquisition costs and other intangible assets

	31 Dec 2020 $m	31 Dec 2019 $m
DAC and other intangible assets attributable to shareholders	20,275	17,409
Other intangible assets, including computer software, attributable to with-profits funds	70	67
Total of DAC and other intangible assets	20,345	17,476

Shareholder-backed
Intangible assets
Schedule of deferred acquisition costs and other intangible assets

	31 Dec 2020 $m	31 Dec 2019 $m
DAC related to insurance contracts as classified under IFRS 4	16,182	14,206
DAC related to investment management contracts, including life assurance contracts classified as financial instruments and investment management contracts under IFRS 4	34	33
DAC related to insurance and investment contractsnote (ii)	16,216	14,239
Present value of acquired in-force policies for insurance contracts as classified under IFRS 4 (PVIF)	34	38
Distribution rights and other intangibles	4,025	3,132
Present value of acquired in-force (PVIF) and other intangibles attributable to shareholdersnote (iii)	4,059	3,170
Total of DAC and other intangible assetsnote (a)	20,275	17,409

Notes

(a)  Total DAC and other intangible assets attributable to shareholders can be further analysed by business operations as follows:

	2020 $m				2019 $m
	DAC

			PVIF and
			other
	Asia	US*	intangibles†	Total	Total
		note (b)	note (iii)
Balance at 1 Jan	1,999	12,240	3,170	17,409	15,008
Removal of discontinued UK and Europe operations	—	—	—	—	(143)
Additions‡	617	740	1,114	2,471	2,601
Amortisation to the income statement:note (c)
Adjusted operating profit	(308)	(423)	(220)	(951)	(792)
Non-operating profit (loss)**	—	812	(5)	807	1,243
	(308)	389	(225)	(144)	451
Disposals and transfers	—	—	(12)	(12)	(11)
Exchange differences and other movements	45	—	12	57	134
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income	—	494	—	494	(631)
Balance at 31 Dec	2,353	13,863	4,059	20,275	17,409

Under the Group’s application of IFRS 4, US GAAP is used for measuring the insurance assets and liabilities of its US and certain Asia operations. Under US GAAP, most of the US insurance operation’s products are accounted for under Accounting Standard no. 97 of the Financial Accounting Standards Board (FAS 97) whereby DAC are amortised in line with the emergence of actual and expected gross profits which are determined using an assumption for long-term investment returns for the separate account of 7.15 per cent (2019: 7.4 per cent) gross of asset management fees and other charges to policyholders, but net of external fund management fees. The other assumptions impacting expected gross profits include mortality assumptions, lapses, assumed unit costs and future hedge costs. The amounts included in the income statement and other comprehensive income affect the pattern of profit emergence and thus the DAC amortisation attaching. DAC amortisation is allocated to the operating and short-term investment fluctuations in investment returns of the Group’s supplementary analysis of profit and other comprehensive income by reference to the underlying items. The gain of $389 million in 2020 in the US operations includes $(764) million for the write-off of the DAC in respect of the reinsured Jackson’s in-force fixed and fixed index annuity liabilities to Athene Life Re Ltd. The US DAC amortisation charge within adjusted operating profit of $(423) million increased from the 2019 corresponding amount of $(297) million largely as a result of changes to the longer-term economic assumptions underpinning the amortisation calculation following an expectation of lower interest rates in the future, partially offset by the benefits of increases in DAC amortisation deceleration in the year described in note (c) below.

**‘Non-operating profit (loss)’ is used to refer to items excluded from adjusted operating profit and includes short-term investment fluctuations in investment returns on shareholder-backed business, corporate transactions and amortisation of acquisition accounting adjustments.

†PVIF and other intangibles comprise present value of acquired in-force (PVIF), distribution rights and other intangibles such as software rights. Distribution rights relate to amounts that have been paid or have become unconditionally due for payment as a result of past events in respect of bancassurance partnership arrangements in Asia. These agreements allow for bank distribution of Prudential’s insurance products for a fixed period of time. Software rights include additions of $54 million, amortisation of $(34) million, disposals of $(6) million, foreign exchange of $3 million and closing balance at 31 December 2020 of $102 million (31 December 2019: $85 million).

‡On 19 March 2020, the Group signed a new bancassurance agreement with TMB Bank for a period of 15 years. This extended exclusive partnership agreement required the novation of TMB Bank’s current bancassurance distribution agreement with another insurance group. The agreement cost Thai Baht 24.5 billion, which were paid in two instalments with Thai Baht 12.0 billion paid in April 2020 and the remainder in January 2021. The amount included in additions in the table above is $788 million.

Reconciliation of deferred acquisition costs relating to insurance and investment contracts

	2020 $m		2019 $m
	Insurance	Investment	Insurance	Investment
	contracts	contracts	contracts	contracts
Balance at 1 Jan	14,206	33	12,758	99
Removal of discontinued UK and Europe operations	—	—	(62)	(72)
Additions	1,354	3	1,411	11
Amortisation	85	(4)	699	(5)
Exchange differences	43	2	31	—
Change in shadow DAC related to movement in unrealised appreciation of debt securities classified as available-for-sale	494	—	(631)	—
Balance at 31 Dec	16,182	34	14,206	33

Note

All of the additions for investment contracts are through internal development. The carrying amount of the DAC balance comprises the following gross and accumulated amortisation amounts:

	31 Dec 2020 $m	31 Dec 2019 $m
Gross amount	39	34
Accumulated amortisation	(5)	(1)
Carrying amount	34	33

Reconciliation of PVIF and other intangibles

	2020 $m				2019 $m
			Other				Other
			intangibles				intangibles
		Distribution	(including			Distribution	(including
	PVIF	rights	software)	Total	PVIF	rights	software)	Total
	note (a)	note (b)			note (a)	note (b)
Balance at 1 Jan
Cost	175	3,783	379	4,337	295	2,546	399	3,240
Accumulated amortisation	(137)	(812)	(218)	(1,167)	(252)	(587)	(250)	(1,089)
	38	2,971	161	3,170	43	1,959	149	2,151
Removal of discontinued UK and Europe operations	–	–	–	–	(1)	—	(8)	(9)
Additions	–	1,047	67	1,114	—	1,110	69	1,179
Amortisation charge	(5)	(180)	(45)	(230)	(5)	(196)	(42)	(243)
Disposals and transfers	–	–	(12)	(12)	—	—	(11)	(11)
Exchange differences and other movements	1	13	3	17	1	98	4	103
Balance at 31 Dec	34	3,851	174	4,059	38	2,971	161	3,170
Comprising:
Cost	177	4,845	424	5,446	175	3,783	379	4,337
Accumulated amortisation	(143)	(994)	(250)	(1,387)	(137)	(812)	(218)	(1,167)
	34	3,851	174	4,059	38	2,971	161	3,170

Notes

(a)	All of the net PVIF balances relate to insurance contracts. The PVIF attaching to investment contracts have been fully amortised.
(b)

Distribution rights relate to fees paid in relation to the bancassurance partnership arrangements for the bank distribution of Prudential’s insurance products for a fixed period of time. The distribution rights amounts are amortised on a basis to reflect the pattern in which the future economic benefits are expected to be consumed by reference to new business production levels.

US insurance operations | Shareholder-backed
Intangible assets
Schedule of DAC components

	31 Dec 2020 $m	31 Dec 2019 $m
Variable annuity and other business	14,064	12,935
Cumulative shadow DAC (for unrealised gains/losses booked in other comprehensive income)*	(201)	(695)
Total DAC for US operations	13,863	12,240

A net gain of $494 million (2019: a net loss of $(631) million) for shadow DAC amortisation is booked within other comprehensive income to reflect a reduction in shadow DAC of $535 million as a result of the reinsurance of substantially all of Jackson’s fixed and fixed index annuity business to Athene Life offset by the impact from the positive unrealised valuation movement for 2020 of $2,717 million (2019: positive unrealised valuation movement of $4,023 million). These adjustments reflect the movement from year to year, in the changes to the pattern of reported gross profits that would have happened if the assets reflected in the statement of financial position had been sold, crystallising the unrealised gains and losses, and the proceeds reinvested at the yields currently available in the market.